Consolidated Balance Sheets (Parentheticals) - USD ($) $ / shares in Thousands	Oct. 31, 2023	Oct. 31, 2022
Accounts Receivable, Allowance for Credit Loss, Current	$ 71,189	$ 69,643
Preferred Stock, No Par Value (in dollars per share)	$ 0	$ 0
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	0	0
Common Stock, No Par Value (in dollars per share)	$ 0	$ 0
Common Stock, Shares Authorized (in shares)	50,000,000	50,000,000
Common Stock, Shares, Issued (in shares)	7,893,681	7,893,194
Common Stock, Shares, Outstanding, Ending Balance (in shares)	7,893,681	7,893,194